Income tax (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Tax Expense [Abstract]
Current income tax expense		$ 257,344	$ 592,701
Deferred income tax benefit
Total		$ 257,344	$ 592,701